COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2011:

	RMB’000	US$’000
2012	7,971	1,266
2013	7,525	1,196
2014	7,348	1,167
2015	7,220	1,147
2016	3,361	534
Thereafter	1,680	267

	35,105	5,577

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents. For the years ended December 31, 2009, 2010 and 2011, total rental expenses for all operating leases amounted to RMB1,552,000, RMB2,448,000 and RMB6,238,000 (US$991,000), respectively.

Purchase Commitments

The Group has commitments to purchase certain manufacturing equipment of RMB20,507,000 (US$3,259,000), which consist of the following at December 31, 2011:

	RMB’000	US$’000
2012	18,401	2,924
After 2012	2,106	335

Total	20,507	3,259

As of December 31, 2011, the Company recorded RMB4,163,000 (US$661,000) of unrecognized tax benefits (note 20). The final outcome of the tax uncertainties is dependent upon various matters, including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty associated with these tax uncertainties.